CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY ONLY - Condensed statements of comprehensive loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY ONLY
Loss from Operations	$ (10,238,299)	$ (26,746,341)	$ (2,339,554)
Other income, net	(1,788,270)	(477,986)	(98,628)
Changes in fair value of warrant liabilities			(832)
Loss Before Income Taxes	(12,020,954)	(26,871,234)	(1,845,170)
Income tax expenses	(695)
Net Loss	(12,021,649)	(26,871,234)	(1,845,170)
Other Comprehensive Income (Loss)
Foreign currency translation adjustment	485,203	(665,119)	(1,231,344)
Comprehensive Loss	(11,536,446)	(27,536,353)	(3,076,514)
Reportable entity | Parent Company
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY ONLY
Loss from Operations	(2,141,082)	(2,414,929)	(736,646)
Equity in loss of subsidiaries	(9,920,979)	(24,457,809)	(1,110,118)
Other income, net	40,412	1,504	771
Changes in fair value of warrant liabilities			823
Loss Before Income Taxes	(12,021,649)	(26,871,234)	(1,845,170)
Net Loss	(12,021,649)	(26,871,234)	(1,845,170)
Other Comprehensive Income (Loss)
Foreign currency translation adjustment	485,203	(665,119)	(1,231,344)
Comprehensive Loss	$ (11,536,446)	$ (27,536,353)	$ (3,076,514)